FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Categories (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 1,137	€ 820
Financial liabilities	3,747	3,247
Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,474	1,087
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,158	2,129
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	115	31
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,632	3,216
At amortized cost | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,474	1,087
At amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,158	2,129
At amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94	26
At fair value through profit and loss | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	94	26
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21	5
At fair value through OCI | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21	5
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	156	147
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	921	603
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	60	70
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	158	147
At amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	156	147
At amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	58	70
At fair value through profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	58	70
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	921	603
At fair value through OCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through OCI | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	921	603
At fair value through OCI | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0